Taxes (Details) - Schedule of taxes payable - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Taxes Payable Abstract
Income tax payable	$ 224,982	$ 15,078
VAT payable	66,286	2,189
Other tax payables	43,262	19,958
Total	$ 334,530	$ 37,225